CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common stock CNY (¥) shares	Common stock USD ($) shares	Treasury Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory Reserves CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated deficit Cumulative effect of accounting change CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Non-controlling interests Cumulative effect of accounting change CNY (¥)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	Cumulative effect of accounting change CNY (¥)	CNY (¥)	USD ($)
Balance at beginning of the year at Dec. 31, 2019	¥ 25,988			¥ 19,353,400		¥ 7,865	¥ 163,196			¥ (15,629,537)			¥ (5,628)			¥ 3,915,284
Balance at beginning of the year (in shares) at Dec. 31, 2019 | shares	392,514,399	392,514,399
Net loss for the year										(2,025,508)			(25,716)			(2,051,224)
Other comprehensive loss							(11,519)									(11,519)
Appropriation to statutory reserves						173				(173)
Share-based compensation				138,201												138,201
Repurchase of ordinary shares (Note 21)			¥ (211,352)													(211,352)
Repurchase of ordinary shares (Note 21) (in shares) | shares	(6,395,050)	(6,395,050)
Acquisition of non-controlling interests													300			300
Contributions from non-controlling interest shareholders				(4,874)									5,071			197
Settlement of exercised share options and vested restricted shares with shares held by Citi (in shares) | shares	(2,869,291)	(2,869,291)
Exercise of share options and vesting of restricted shares				505												505
Exercise of share options and vesting of restricted shares (in shares) | shares	2,869,291	2,869,291
Balance at end of the year (ASU 2016-13) at Dec. 31, 2020									¥ (55,746)			¥ (42)			¥ (55,788)
Balance at end of the year at Dec. 31, 2020	¥ 25,988		¥ (211,352)	19,487,232		8,038	151,677			(17,710,964)			(26,015)			1,724,604
Balance at end of the year (in shares) at Dec. 31, 2020 | shares	386,119,349	386,119,349
Net loss for the year										261,907			(21,749)			240,158
Net loss for the year																209,628
Other comprehensive loss							(44,298)									(44,298)
Reversal of statutory reserves						(7,871)				7,871
Share-based compensation				134,926												134,926
Adjustment of convertible noncontrolling interests										(30,530)						(30,530)
Acquisition of non-controlling interests				(4,269)									1,262			(3,007)
Contributions from non-controlling interest shareholders													541			541
Newly deposited and issued to depository bank-Citibank, N.A. ("Citi") (in shares) | shares	5,000,000	5,000,000
Settlement of exercised share options and vested restricted shares with shares held by Citi (in shares) | shares	(170,492)	(170,492)
Settlement of exercised share options and vested restricted shares with treasury shares				(98,321)
Settlement of exercised share options and vested restricted shares with treasury shares (in shares) | shares	(2,974,987)	(2,974,987)	98,321,000
Exercise of share options and vesting of restricted shares				2,605												2,605
Exercise of share options and vesting of restricted shares (in shares) | shares	3,145,479	3,145,479
Balance at end of the year at Dec. 31, 2021	¥ 25,988		¥ (113,031)	19,522,173		167	107,379			(17,471,716)			(45,961)			2,024,999
Balance at end of the year (in shares) at Dec. 31, 2021 | shares	391,119,349	391,119,349	(113,031)
Net loss for the year										(1,463,311)			(39,980)			(1,503,291)	$ (217,955)
Other comprehensive loss							17,085									17,085
Reversal of statutory reserves						¥ (167)				167
Share-based compensation				72,096												72,096
Acquisition of non-controlling interests				(1,547)									813			(734)
Gain from early redemption of convertible senior notes				1,721												1,721
Settlement of exercised share options and vested restricted shares with shares held by Citi (in shares) | shares	(694,872)	(694,872)
Settlement of exercised share options and vested restricted shares with treasury shares				(113,031)
Settlement of exercised share options and vested restricted shares with treasury shares (in shares) | shares	(3,420,063)	(3,420,063)	113,031,000
Exercise of share options and vesting of restricted shares				5												5
Exercise of share options and vesting of restricted shares (in shares) | shares	4,114,935	4,114,935
Balance at end of the year at Dec. 31, 2022	¥ 25,988	$ 3,768		¥ 19,481,417	$ 2,824,540		¥ 124,464	$ 18,046		¥ (18,934,860)	$ (2,745,297)		¥ (85,128)	$ (12,342)		¥ 611,881	$ 88,715
Balance at end of the year (in shares) at Dec. 31, 2022 | shares	391,119,349	391,119,349